Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 1,339.5	$ 1,559.2	$ 1,520.4
Port expenses, bunkers, commissions, and other cost of goods and services sold	(421.6)	(418.5)	(430.3)
Operating expenses	(252.4)	(245.1)	(216.0)
Profit from sale of vessels	19.0	51.3	50.4
Administrative expenses	(113.8)	(95.6)	(82.9)
Other operating income and expenses	0.1	(0.5)	6.3
Depreciation and amortization	(214.5)	(192.0)	(149.3)
Operating profit (EBIT)	356.3	658.8	698.6
Financial income	13.3	24.8	14.3
Financial expenses	(74.4)	(74.1)	(60.9)
Profit before tax	295.2	609.5	652.0
Tax	(9.2)	2.0	(4.0)
Net profit for the year	286.0	611.5	648.0
Net profit for the year attributable to:
TORM plc shareholders	285.3	612.5	648.3
Non-controlling interest	$ 0.7	$ (1.0)	$ (0.3)
Earnings per share for TORM plc shareholders
Basic earnings per share (in USD per share)	$ 2.91	$ 6.54	$ 7.75
Diluted earnings per share (in USD per share)	$ 2.85	$ 6.36	$ 7.48